Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses
Accrued expenses consisted of the following at December 31, 2021 and 2020 (dollars in thousands):

	December 31, 2021	December 31, 2020
Accrued bonuses	$3,580	$3,602
Accrued paid time off	2,802	2,240
Accrued commissions	2,748	1,036
Other accrued expenses	4,725	4,789

Total accrued expenses	$13,855	$11,667